Insurance Contract Liabilities - Provision For Loss And Loss Adjustment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision For Loss On Insurance Contracts [Roll Forward]
Provision for losses and loss adjustment expenses – January 1	$ 19,481.8	$ 19,816.4
Decrease in estimated losses and expenses for claims occurring in the prior years	(218.8)	(559.8)
Losses and expenses for claims occurring in the current year	9,736.5	6,247.8
Paid on claims occurring during:
the current year	(2,263.9)	(1,595.6)
the prior years	(5,526.0)	(4,441.8)
Acquisitions of subsidiaries (note 23)	7,377.6	143.1
Divestiture of subsidiary (note 23)	(546.6)	0.0
Foreign exchange effect and other	570.2	(128.3)
Provision for losses and loss adjustment expenses – December 31	$ 28,610.8	$ 19,481.8